Related parties (Detail 5) - UBS AG - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Receivables
Loans		SFr 2,152	SFr 681
Trading portfolio assets		98	84
Other assets		113	35
Payables
Due to customers	[1]	38,150	26,527
Other liabilities		SFr 1,547	SFr 1,111

[1]	1 Includes Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG of CHF 35 billion as of 31 December 2017 (31 December 2016: CHF 25 billion).